Fair Value (Details) - Schedule of Fair Value and Contractual Principal Balance Outstanding - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value and Contractual Principal Balance Outstanding [Abstract]
Convertible Notes fair value	$ 10	$ 10	$ 10,911
Convertible Notes, contractual principal outstanding	10	10	10,000
Fair value less unpaid principal balance			$ 911